Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party outstanding balance:
Accounts receivable	$ 400,209	$ 339,754
Prepaid expenses and other current assets	330,356	348,774
Other non-current assets	1,149,274	981,764
Accounts payable	248,977	158,435
Accrued and other liabilities	$ 634,447	$ 640,207
Related parties | Loans to and interest receivable
Related Party Transactions
Loan agreement term	5 years	5 years
Related party outstanding balance:
Other non-current assets	$ 438,470	$ 358,485
Total of expenses	544,128	446,985
Other related parties
Related Party Transactions
Costs and expenses	31,600	32,800	$ 33,900
Related party outstanding balance:
Accounts receivable	39,700	39,600
Accounts payable	30,800	25,000
Accrued and other liabilities	5,300	5,600
Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	105,658	88,500
Credit losses recognized (reversal)	$ 0	$ 1,500	$ (2,100)
SINA | Related parties
Related Party Transactions
Loan agreement term	1 year	1 year	1 year
Loan to SINA	$ 753,000	$ 966,600	$ 1,105,700
Loan repaid by SINA	773,519	970,877	1,071,100
Revenue	36,120	46,630	66,810
Costs and expenses	31,724	33,157	36,483
Interest Income, Operating	10,847	13,070	14,913
Related party outstanding balance:
Amount due from SINA	441,143	452,769
SINA | Related parties | Loans to and interest receivable
Related party outstanding balance:
Amount due from SINA	401,900	417,700
SINA | Related parties | Revenue billed through
Related Party Transactions
Revenue	22,816	26,758	41,557
SINA | Related parties | Revenue from services provided to
Related Party Transactions
Revenue	13,304	19,872	25,253
SINA | Related parties | Costs and expenses incurred by Weibo but paid by SINA
Related Party Transactions
Costs and expenses	25,500	38,500	24,900
SINA | Related parties | Costs and expenses related to certain of SINA's activities for which Weibo made the payments
Related Party Transactions
Costs and expenses	8,100	8,600	9,900
Alibaba | Related parties
Related Party Transactions
Services provided by Alibaba	29,639	22,521	23,366
Related party outstanding balance:
Accounts receivable	45,812	43,495
Company A | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	88,500	88,500
Company B | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Other non-current assets	408,281	358,485
Other related parties | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	17,158	0
Other non-current assets	$ 30,189	0
Minimum | Related parties
Related party outstanding balance:
Annual interest rate	1.00%
Minimum | SINA | Related parties | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	1.00%
Maximum | Related parties
Related party outstanding balance:
Annual interest rate	6.00%
Maximum | SINA | Related parties | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	4.00%
Advertising and marketing revenues | Other related parties
Related Party Transactions
Revenue	$ 24,200	41,800	32,700
Advertising and marketing revenues | SINA | Related parties
Related Party Transactions
Revenue	14,311	25,022	45,319
Advertising and marketing revenues | Alibaba | Related parties
Related Party Transactions
Revenue	173,834	116,785	111,608
Value-added services revenues | Other related parties
Related Party Transactions
Revenue	3,200	3,300	2,700
Value-added services revenues | SINA | Related parties
Related Party Transactions
Revenue	$ 21,809	$ 21,608	$ 21,491